Restatement of Previously Issued Financial Statements - Summary of Restatement of Financial Statements (Detail) - USD ($)	3 Months Ended				6 Months Ended		7 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2018	Dec. 31, 2018	Sep. 30, 2020	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Jul. 02, 2020
Liabilities and Equity [Abstract]
Total liabilities	$ 2,386,700,000		$ 1,960,300,000		$ 2,386,700,000	$ 1,960,300,000				$ 2,386,700,000		$ 1,960,300,000
Stockholders' Equity Attributable to Parent [Abstract]
Additional paid-in capital	9,500,000		9,500,000		9,500,000	9,500,000				9,500,000		9,500,000
Accumulated deficit	(888,000,000.0)		(729,700,000)		(888,000,000.0)	(729,700,000)				(888,000,000.0)		(729,700,000)
Total stockholders' equity/(deficit)	(841,600,000)		(718,700,000)		(841,600,000)	(718,700,000)				(841,600,000)		(718,700,000)
STATEMENT OF OPERATIONS
Net loss										$ (158,300,000)		$ (119,100,000)		$ (122,000,000.0)
Basic and diluted net loss per share										$ (24.18)		$ (18.45)		$ (19.36)
STATEMENT OF CASH FLOWS
Net loss										$ (158,300,000)		$ (119,100,000)		$ (122,000,000.0)
Common Class A [Member]
Stockholders' Equity Attributable to Parent [Abstract]
Class A common stock - $0.0001 par value	0		0		0	0				0		0
Common Class B [Member]
Stockholders' Equity Attributable to Parent [Abstract]
Class A common stock - $0.0001 par value	100,000		100,000		100,000	100,000				100,000		$ 100,000
GS Acquisition Holdings Corp II [Member]
Liabilities and Equity [Abstract]
Warrant liability	62,444,049				62,444,049				$ 59,344,241	62,444,049	$ 71,676,615		$ 0		$ 28,537,364
Total liabilities	99,054,364				99,054,364				86,346,462	99,054,364	99,267,042		636		55,502,953
Class A common stock subject to possible redemption	750,000,000				750,000,000					750,000,000	750,000,000		0
Stockholders' Equity Attributable to Parent [Abstract]
Class A common stock - $0.0001 par value									0		0				0
Additional paid-in capital	0				0				0	0	0		2,988		0
Accumulated deficit	(96,939,822)				(96,939,822)				(84,874,616)	(96,939,822)	(97,953,505)		(636)		(53,763,804)
Total stockholders' equity/(deficit)									(84,872,742)		(97,951,631)				(53,761,792)
STATEMENT OF OPERATIONS
General and administrative expenses	(8,087,655)		(58,661)		(8,755,122)	(58,661)	$ (295)		(1,503,418)		(2,449,094)		(341)
Change in fair value of warrant liability	(968,221)		0		9,232,566	0	0		(30,806,877)		(43,139,251)		0
Net loss	(8,668,666)	$ 9,682,349	(46,399)	$ 0				$ (295)	(32,176,518)		(45,255,407)		(341)
STATEMENT OF CASH FLOWS
Net loss	(8,668,666)	9,682,349	(46,399)	0				(295)	(32,176,518)		(45,255,407)		(341)
Change in fair value of warrant liability	968,221		0		(9,232,566)	$ 0	$ 0		30,806,877		43,139,251		0
Issuance costs related to warrant liability									1,075,021		1,075,021
GS Acquisition Holdings Corp II [Member] | Common Class A [Member]
Liabilities and Equity [Abstract]
Class A common stock subject to possible redemption									$ 750,000,000		750,000,000				750,000,000
Stockholders' Equity Attributable to Parent [Abstract]
Class A common stock - $0.0001 par value	0				$ 0					0	0		0
STATEMENT OF OPERATIONS
Net loss	$ 0	0	$ 0	0							$ 0		$ 0
Basic and diluted net loss per share	$ (0.09)		$ 0		$ 0.01	$ 0	$ 0		$ (0.72)		$ (0.79)		$ 0
STATEMENT OF CASH FLOWS
Net loss	$ 0	$ 0	$ 0	0							$ 0		$ 0
GS Acquisition Holdings Corp II [Member] | Common Class B [Member]
Stockholders' Equity Attributable to Parent [Abstract]
Class A common stock - $0.0001 par value	$ 1,874				$ 1,874					$ 1,874	1,874		2,012
STATEMENT OF OPERATIONS
Net loss			$ 0	0				0			$ 0		$ 0
Basic and diluted net loss per share	$ (0.09)		$ 0.00		$ 0.01	$ 0.00	$ 0.00		$ (0.72)		$ (0.79)		$ 0.00
STATEMENT OF CASH FLOWS
Net loss			$ 0	$ 0				$ 0			$ 0		$ 0
GS Acquisition Holdings Corp II [Member] | Previously Reported [Member]
Liabilities and Equity [Abstract]
Warrant liability									$ 0		0				0
Total liabilities									27,002,221		27,590,427				26,965,589
Stockholders' Equity Attributable to Parent [Abstract]
Class A common stock - $0.0001 par value									306		313				302
Additional paid-in capital									5,293,078		6,039,586				5,044,723
Accumulated deficit									(295,255)		(1,041,771)				(47,035)
Total stockholders' equity/(deficit)									5,000,003		5,000,002				5,000,002
STATEMENT OF OPERATIONS
General and administrative expenses									(428,397)		(1,374,073)
Change in fair value of warrant liability									0		0
Net loss									(294,620)		(1,041,135)
STATEMENT OF CASH FLOWS
Net loss									(294,620)		(1,041,135)
Change in fair value of warrant liability									0		0
Issuance costs related to warrant liability									0		0
GS Acquisition Holdings Corp II [Member] | Previously Reported [Member] | Common Class A [Member]
Liabilities and Equity [Abstract]
Class A common stock subject to possible redemption									$ 719,471,496		$ 718,724,982				719,775,570
STATEMENT OF OPERATIONS
Basic and diluted net loss per share									$ (0.01)		$ (0.02)
GS Acquisition Holdings Corp II [Member] | Previously Reported [Member] | Common Class B [Member]
STATEMENT OF OPERATIONS
Basic and diluted net loss per share									$ (0.01)		$ (0.02)
GS Acquisition Holdings Corp II [Member] | Revision of Prior Period, Reclassification, Adjustment [Member]
Liabilities and Equity [Abstract]
Warrant liability									$ 59,344,241		$ 71,676,615				28,537,364
Total liabilities									59,344,241		71,676,615				28,537,364
Stockholders' Equity Attributable to Parent [Abstract]
Class A common stock - $0.0001 par value									(306)		(313)				(302)
Additional paid-in capital									(5,293,078)		(6,039,586)				(5,044,723)
Accumulated deficit									(84,579,361)		(96,911,734)				(53,716,769)
Total stockholders' equity/(deficit)									(89,872,745)		(102,951,633)				(58,761,794)
STATEMENT OF OPERATIONS
General and administrative expenses									(1,075,021)		(1,075,021)
Change in fair value of warrant liability									(30,806,877)		(43,139,251)
Net loss									(31,881,898)		(44,214,272)
STATEMENT OF CASH FLOWS
Net loss									(31,881,898)		(44,214,272)
Change in fair value of warrant liability									30,806,877		43,139,251
Issuance costs related to warrant liability									1,075,021		1,075,021
GS Acquisition Holdings Corp II [Member] | Revision of Prior Period, Reclassification, Adjustment [Member] | Common Class A [Member]
Liabilities and Equity [Abstract]
Class A common stock subject to possible redemption									$ 30,528,504		$ 31,275,018				$ 30,224,430
STATEMENT OF OPERATIONS
Basic and diluted net loss per share									$ (0.71)		$ (0.77)
GS Acquisition Holdings Corp II [Member] | Revision of Prior Period, Reclassification, Adjustment [Member] | Common Class B [Member]
STATEMENT OF OPERATIONS
Basic and diluted net loss per share									$ (0.71)		$ (0.77)